Fees Summary	Sep. 17, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 84,171,184.83
Previously Paid Amount	0.00
Total Fee Amount	12,886.61
Total Offset Amount	0.00
Net Fee	$ 12,886.61